STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - John Deere Tax Deferred Savings Plan for Wage Employees $ in Thousands	12 Months Ended
Oct. 31, 2025 USD ($)
CONTRIBUTIONS:
Participant	$ 90,104
Company	41,480
Total contributions	131,584
INVESTMENT INCOME - Net participation in activity of John Deere Savings Plans Master Trust	326,436
Interest on participant loans	3,329
TOTAL ADDITIONS	461,349
DEDUCTIONS:
Benefits paid to participants	148,763
Administrative expenses	210
TOTAL DEDUCTIONS	148,973
NET INCREASE	312,376
NET TRANSFERS TO AFFILIATE PLAN	(1,640)
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	1,768,171
End of year	$ 2,078,907